SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss	$ (2,998,644)	$ (1,602,303)
Weighted Average Shares	89,403,681,671	6,464,862
Basic Loss Per Share	$ (0.34)	$ (0.25)